General and administrative - Schedule of general and administrative expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Selling, general and administrative expense [abstract]
Professional fees	$ 6,256,165	$ 2,734,123	$ 3,101,136
General office, insurance and administration expenditures	3,479,801	3,616,159	1,742,550
Consulting fees	2,196,812	1,775,269	1,675,258
Salaries, wages and benefits	2,856,887	2,656,162	1,705,696
Investor relations	1,642,653	541,944	2,241,275
Building and facility costs	759,590	586,926	676,798
Foreign exchange gain (loss)	146,587	(186,959)	0
General and administrative	17,338,495	11,723,624	11,142,713
Allocated to:
Continuing operations	15,926,103	10,058,083	8,407,427
Discontinued operations	$ 1,412,392	$ 1,665,541	$ 2,735,286